RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reclamation provision	$ 10,799	$ 11,638	$ 6,963
Reclamation provision undiscounted value	$ 16,356	$ 17,529	$ 7,634
Risk free interest rate	1.88%	1.66%	0.67%
Durango, Mexico [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of the obligations	$ 1,309	$ 1,584	$ 1,233
Risk free interest rate	8.62%	7.68%	7.00%
Inflation rate	3.80%	6.77%	4.25%
Bralorne [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Present value of the obligations	$ 9,490	$ 10,054	$ 5,730
Risk free interest rate	3.41%	3.46%	4.39%
Inflation rate	1.88%	1.67%	1.79%